Investment Strategy - First Trust Indxx Quality Precious Metals Miners ETF	Jul. 22, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index is a rules-based index, however, the Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index which is the ordinary course discretion that the Index Provider has to modify which securities qualify for inclusion in the Index in accordance with the rules of its selection methodology.According to the Index Provider, the Index is a modified market capitalization weighted index designed to track the performance of companies with a “Precious Metals Miners” theme, which it describes as companies primarily engaged in the extraction, production and refinement of precious metals, including gold, silver, platinum, palladium, rhodium, iridium and osmium (each such metal a “Precious Metal” or, collectively, “Precious Metals”), widely used in jewelry, electronics, automotive catalysts (emissions-control components that utilize certain Precious Metals to convert toxic exhaust gases into less harmful emissions) and as stores of value (“Precious Metals Miners Companies”).According to the Index Provider, for a company’s security to be eligible for inclusion in the Index, it must: (i) belong to an industry that the Index Provider determines is primarily or tangentially engaged in the extraction, production or refinement of Precious Metals; (ii) be listed in a developed market or emerging market (excluding China A-Shares, Vietnam and Kuwait), as determined by the Index Provider; and (iii) meet the size, liquidity, price, security type and seasoning requirements of the Index. If a company that is being considered for the initial inclusion in the Index issues more than one security that meets the eligibility requirements of the Index, the Index Provider will evaluate the most liquid share class for inclusion.The Index Provider further categorizes Precious Metals Miners Companies into three sub-groups: (i) “Pure-Play Precious Metals Miners Companies,” which it describes as companies that derive at least 50% of their revenue from activities relating to the Precious Metals Miners theme; (ii) “Quasi-Play Precious Metals Miners Companies,” which it describes as companies that derive at least 20% but less than 50% of their revenue from activities relating to the Precious Metals Miners theme; and (iii) “Marginal-Play Precious Metals Miners Companies,” which it describes as companies that derive less than 20% of their revenue from activities relating to the Precious Metals Miners theme.According to the Index Provider, the Index Provider will then select from the remaining eligible securities the top seventy-five (75) Pure-Play Precious Metals Miners Companies based on a combination of market capitalization and Composite Quality Score, with equal weight given to each. The Index Provider calculates a security’s Composite Quality Score based on certain quantitative factors, such as a company’s return on equity, debt-to-equity ratio and, for gold and silver miners, all-in sustaining costs. If fewer than seventy-five (75), but more than forty (40), Pure-Play Precious Metals Miners Companies are eligible for inclusion in the Index, then all eligible Pure-Play Precious Metals Miners Companies will be included in the Index. If fewer than forty (40) Pure-Play Precious Metals Miners Companies are eligible for inclusion in the Index, then the Index Provider will include in the Index eligible Quasi-Play Precious Metals Miners Companies followed by eligible Marginal-Play Precious Metals Miners Companies to ensure that there are a minimum of forty (40) constituents in the Index. As of July 14, 2026, the Index was composed of 75 securities, each of which was a Pure-Play Precious Metals Miners Company.According to the Index Provider, Index securities are weighted based on their market capitalization and Composite Quality Score, with equal weight given to each. No individual security for any company may be weighted above 6.0%. Any individual security with excess weight shall be redistributed proportionately among the remaining securities in the Index. The aggregate weight of securities with weight greater than or equal to 5.0% shall not exceed 45% of the Index. If the aggregate weight of securities with weight greater than or equal to 5.0% exceeds 45% of the portfolio, a secondary cap of 4.0% will be applied to those securities with weight greater than or equal to 5%, with any excess weight being redistributed proportionately among the remaining securities in the Index. The cumulative weight of Quasi-Play Precious Metals Miners Companies and Marginal-Play Precious Metals Miners Companies is capped at 20% of the Index. Additionally, securities with a free float market capitalization of less than $1 billion are subject to additional caps.The Index is reconstituted and rebalanced semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s semi-annual rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Index employs buffer rules designed to reduce portfolio turnover by allowing existing constituents to remain in the Index even if they fall marginally below the applicable market capitalization, liquidity or revenue thresholds at the time of reconstitution. These rules introduce the possibility that the Index may continue to include securities with characteristics below the eligibility thresholds imposed upon new Index constituents.The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of July 20, 2026, the Index had significant exposure to materials companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Index may have significant investments in jurisdictions or investment sectors that it may not have had as of July 20, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	According to the Index Provider, the Index is a modified market capitalization weighted index designed to track the performance of companies with a “Precious Metals Miners” theme, which it describes as companies primarily engaged in the extraction, production and refinement of precious metals, including gold, silver, platinum, palladium, rhodium, iridium and osmium (each such metal a “Precious Metal” or, collectively, “Precious Metals”), widely used in jewelry, electronics, automotive catalysts (emissions-control components that utilize certain Precious Metals to convert toxic exhaust gases into less harmful emissions) and as stores of value (“Precious Metals Miners Companies”).According to the Index Provider, for a company’s security to be eligible for inclusion in the Index, it must: (i) belong to an industry that the Index Provider determines is primarily or tangentially engaged in the extraction, production or refinement of Precious Metals; (ii) be listed in a developed market or emerging market (excluding China A-Shares, Vietnam and Kuwait), as determined by the Index Provider; and (iii) meet the size, liquidity, price, security type and seasoning requirements of the Index. If a company that is being considered for the initial inclusion in the Index issues more than one security that meets the eligibility requirements of the Index, the Index Provider will evaluate the most liquid share class for inclusion.The Index Provider further categorizes Precious Metals Miners Companies into three sub-groups: (i) “Pure-Play Precious Metals Miners Companies,” which it describes as companies that derive at least 50% of their revenue from activities relating to the Precious Metals Miners theme; (ii) “Quasi-Play Precious Metals Miners Companies,” which it describes as companies that derive at least 20% but less than 50% of their revenue from activities relating to the Precious Metals Miners theme; and (iii) “Marginal-Play Precious Metals Miners Companies,” which it describes as companies that derive less than 20% of their revenue from activities relating to the Precious Metals Miners theme.According to the Index Provider, the Index Provider will then select from the remaining eligible securities the top seventy-five (75) Pure-Play Precious Metals Miners Companies based on a combination of market capitalization and Composite Quality Score, with equal weight given to each. The Index Provider calculates a security’s Composite Quality Score based on certain quantitative factors, such as a company’s return on equity, debt-to-equity ratio and, for gold and silver miners, all-in sustaining costs. If fewer than seventy-five (75), but more than forty (40), Pure-Play Precious Metals Miners Companies are eligible for inclusion in the Index, then all eligible Pure-Play Precious Metals Miners Companies will be included in the Index. If fewer than forty (40) Pure-Play Precious Metals Miners Companies are eligible for inclusion in the Index, then the Index Provider will include in the Index eligible Quasi-Play Precious Metals Miners Companies followed by eligible Marginal-Play Precious Metals Miners Companies to ensure that there are a minimum of forty (40) constituents in the Index. As of July 14, 2026, the Index was composed of 75 securities, each of which was a Pure-Play Precious Metals Miners Company.According to the Index Provider, Index securities are weighted based on their market capitalization and Composite Quality Score, with equal weight given to each. No individual security for any company may be weighted above 6.0%. Any individual security with excess weight shall be redistributed proportionately among the remaining securities in the Index. The aggregate weight of securities with weight greater than or equal to 5.0% shall not exceed 45% of the Index. If the aggregate weight of securities with weight greater than or equal to 5.0% exceeds 45% of the portfolio, a secondary cap of 4.0% will be applied to those securities with weight greater than or equal to 5%, with any excess weight being redistributed proportionately among the remaining securities in the Index. The cumulative weight of Quasi-Play Precious Metals Miners Companies and Marginal-Play Precious Metals Miners Companies is capped at 20% of the Index. Additionally, securities with a free float market capitalization of less than $1 billion are subject to additional caps.The Index is reconstituted and rebalanced semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s semi-annual rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Index employs buffer rules designed to reduce portfolio turnover by allowing existing constituents to remain in the Index even if they fall marginally below the applicable market capitalization, liquidity or revenue thresholds at the time of reconstitution. These rules introduce the possibility that the Index may continue to include securities with characteristics below the eligibility thresholds imposed upon new Index constituents.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of July 20, 2026, the Index had significant exposure to materials companies, although this may change from time to time.